Asset Retirement Obligation (Table)	3 Months Ended
Mar. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
The schedule below summarizes the changes in the Partnership’s asset retirement obligations:

	March 31, 2015 (1)	March 31, 2014 (1)
	(in millions)
Beginning asset retirement obligations	$20.6	$7.7
Revisions to existing liabilities	(3.9)	—
Liabilities acquired	—	0.9
Accretion	0.1	0.2
Liabilities settled	(3.2)	—
Ending asset retirement obligations	$13.6	$8.8